Labor Obligations (Details) - Defined benefit plan	12 Months Ended
Dec. 31, 2025
Labor Obligations
Seniority premiums singe payment equivalent, in days	12 days
Maximum seniority premiums singe payment equivalent, in days	20 days
Maximum single payment equivalent based on pensionable salary, in days	90 days